BALANCE SHEETS - USD ($)	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash	$ 20,481	$ 95,433	$ 389,730
Accounts receivable, net	39,203	30,396	61,595
Inventory	6,470	6,470	8,478
Prepaid Expense and other current assets	3,058	2,500	2,500
Deposit		2,500
Total Assets	69,212	134,799	462,303
Current Liabilities
Accounts payable and accrued liabilities	232,953	244,937	134,007
Accounts payable - related party	13,800	6,900	1,000
Derivative liability	335,802	401,127	1,406,596
Total liabilities	582,555	652,964	1,541,603
Stockholders' Deficiency
Common stock, par value $0.001 per share; 1,000,000,000 shares authorized; 7,911,708 and 7,296,892 shares issued and outstanding, respectively	10,562	7,912	7,297
Shares issuable, 999,700 shares	100,000	99,970
Additional paid-in-capital	12,332,059	11,890,512	11,288,637
Accumulated deficit	(12,955,964)	(12,516,559)	(12,375,234)
Total stockholders' deficiency	(513,343)	(518,165)	(1,079,300)
Total liabilities and stockholders' deficiency	$ 69,212	$ 134,799	$ 462,303